Leases	12 Months Ended
Mar. 31, 2015
Leases [Abstract]
Leases
11	Leases

(a)	Capital leases

During the year ended March 31, 2014, the Company entered into capital lease obligations amounting to approximately $123,000 for two motor vehicles. During the year ended March 31, 2015, the Company did not enter into additional capital lease obligations.

Future minimum payments under capital leases as of March 31, 2015 with an initial term of more than one year are as follows:

Future minimum payments under capital leases for the years ended March 31,	Principal repayment $ in thousands	Interest payment $ in thousands	Total obligations $ in thousands

2016	23	2	25
2017	23	1	24
2018	20	1	21
2019	2	0	2

	68	4	72

(b)	Operating leases

As of March 31, 2015, the Company leases two properties, a factory in Shenzhen and part of production facilities in Xinxing under rental agreements to third parties. The Company will need to pay a cancellation fee of approximately $69,000 if the Company decides to terminate all the rental agreements before their expiry.

The Shenzhen factory was rented out to a third party from August 1, 2013 to August 1, 2019. The metal stamping facilities in Xinxing were rented out to a third party from July 1, 2013 to June 30, 2016. The plastic injection facilities in Xinxing were rented out to a third party from January 1, 2015 to December 31, 2020. The expected future rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2016	1,307
2017	1,341
2018	1,383
2019	1,383
2020	461
5,875

As of March 31, 2015, the future minimum lease commitment payables in respect of non-cancellable operating leases for two offices in Shenzhen and a staff quarter in Xinxing are as follows:

Year ending March 31,	$ in thousands

2016	119
2017	122
2018	107
2019	20
368

Rental expenses for all operating leases of two office premises in Shenzhen and a staff quarter in Xinxing amounted to approximately $nil, $51,000 and $100,000 for the fiscal years ended March 31, 2013, 2014 and 2015, respectively.